Goodwill and Intangible Assets (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following table presents information about our core deposit premium intangible asset at December 31 (in thousands):

	2017		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible asset:
Core deposit intangible	$8,589	$626	$2,750	$280

Finite-lived Intangible Assets Amortization Expense
The following table presents information about aggregate amortization expense for 2017 and 2016 and for the succeeding fiscal years as follows (in thousands):

	2017	2016
Aggregate amortization expense of core deposit premium intangible	$346	$305

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated aggregate amortization expense of the core deposit premium intangible for the year ending December 31 (in thousands):

2018	$772
2019	772
2020	717
2021	670
2022	670
Thereafter	4,362
Total	$7,963